Investor P [Member] Expense Example - Investor P - iShares S&P 500 Index Fund - Investor P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 559
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	$ 941